Note 11 - Options (Details) - Stock Options Oustanding (USD $)	12 Months Ended			23 Months Ended
	Nov. 30, 2013	Nov. 30, 2012	Nov. 30, 2011	Nov. 30, 2013 Under $2.50 [Member]	Nov. 30, 2013 $2.51 - $5.00 [Member]	Nov. 30, 2013 $5.01 - $7.50 [Member]	Nov. 30, 2013 $7.51 - $10.00 [Member]	Nov. 30, 2013 $10.01 - $100.00 [Member]	Nov. 30, 2013 $300.00 - $500.00 [Member]	Nov. 30, 2013 $500.01 - $1,000.00 [Member]	Nov. 30, 2013 $1,000.01 - $1,500.00 [Member]
Share-based Compensation, Shares Authorized under Stock Option Plans, Exercise Price Range [Line Items]
Exercise price					$ 2.51	$ 5.01	$ 7.51	$ 10.01	$ 300.00	$ 500.01	$ 1,000.01
Exercise price				$ 2.50	$ 5.00	$ 7.50	$ 10.00	$ 100.00	$ 500.00	$ 1,000.00	$ 1,500.00
Number outstanding (in Shares)	4,455,072				4,415,333			35,702	3,971	33	33
Options outstanding weighted average exercise price per share	$ 3.97				$ 3.38			$ 39.75	$ 331.15	$ 770.13	$ 1,149.13
Options outstanding weighted average remaining contract life (years)					3 years 36 days			3 years 317 days	2 years 109 days	1 year 105 days	164 days
Options outstanding weighted average grant due fair value					$ 1.77			$ 31.19	$ 223.52	$ 493.31	$ 709.18
Options outstanding number exercisable (in Shares)	3,321,830	2,286,589	1,585,816		3,282,091			35,702	3,971	33	33
Options exercisable weighted average exercise price per share	$ 4.09	$ 5.94	$ 7.11		$ 3.28			$ 39.75	$ 331.15	$ 770.13	$ 1,149.13
Options exercisable weighted average grant date fair value	$ 2.41	$ 3.55	$ 4.03		$ 1.82			$ 31.19	$ 223.52	$ 493.31	$ 709.18